Net interest income (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Interest income
Cash and balances with central banks	$ 325	$ 241	$ 260
Receivables due from other financial institutions	108	110	100
Net ineffectiveness on qualifying hedges	(18)	(22)	12
Trading securities and financial assets designated at fair value	542	558	645
Available-for-sale securities	1,914	1,795	1,808
Loans	29,621	28,504	28,953
Regulatory deposits with central banks overseas	23	17	13
Other interest income	56	29	31
Total interest income	32,571	31,232	31,822
Interest expense
Payables due to other financial institutions	(319)	(279)	(345)
Deposits and other borrowings	(9,021)	(8,868)	(9,369)
Trading liabilities	(959)	(2,065)	(2,520)
Debt issues	(4,480)	(3,585)	(3,737)
Loan capital	(774)	(693)	(589)
Bank levy	(378)	(95)
Other interest expense	(135)	(131)	(114)
Total interest expense	(16,066)	(15,716)	(16,674)
Net interest income	16,505	15,516	15,148
Amounts related to financial instruments not measured at fair value through income statement
Interest income	31,934	30,555	30,941
Interest expense	14,070	12,673	$ 13,101
Parent Entity
Interest income
Cash and balances with central banks	300	216
Receivables due from other financial institutions	102	85
Net ineffectiveness on qualifying hedges	(22)	(13)
Trading securities and financial assets designated at fair value	499	505
Available-for-sale securities	1,743	1,613
Loans	25,801	24,577
Regulatory deposits with central banks overseas	23	17
Due from subsidiaries	4,328	3,838
Other interest income	56	27
Total interest income	32,830	30,865
Interest expense
Payables due to other financial institutions	(314)	(278)
Deposits and other borrowings	(7,817)	(7,680)
Trading liabilities	(754)	(1,646)
Debt issues	(3,958)	(3,034)
Due to subsidiaries	(4,851)	(4,211)
Loan capital	(774)	(693)
Bank levy	(378)	(95)
Other interest expense	(131)	(128)
Total interest expense	(18,977)	(17,765)
Net interest income	13,853	13,100
Amounts related to financial instruments not measured at fair value through income statement
Interest income	32,240	30,232
Interest expense	$ 17,217	$ 15,205